Consolidated balance sheet - CAD ($) $ in Millions	Jul. 31, 2020		Oct. 31, 2019
ASSETS
Cash and non-interest-bearing deposits with banks	$ 49,371	[1]	$ 3,840
Interest-bearing deposits with banks	19,051		13,519
Securities (Note 5)	144,344		121,310
Cash collateral on securities borrowed	7,212		3,664
Securities purchased under resale agreements	54,848		56,111
Loans (Note 6)
Residential mortgages	216,469		208,652
Personal	41,723		43,651
Credit card	11,427		12,755
Business and government	138,496		125,798
Allowance for credit losses	(3,347)		(1,915)
Total loans	404,768		388,941
Other
Derivative instruments	43,476		23,895
Customers' liability under acceptances	9,689		9,167
Land, buildings and equipment	3,023		1,813
Goodwill	5,497		5,449
Software and other intangible assets	1,948		1,969
Investments in equity-accounted associates and joint ventures	642		586
Deferred tax assets	672		517
Other assets	24,004		20,823
Other miscellaneous assets	88,951		64,219
Total assets	768,545		651,604
Deposits (Note 7)
Personal	197,409		178,091
Business and government	311,628		257,502
Bank	16,405		11,224
Secured borrowings	40,693		38,895
Deposits	566,135		485,712
Obligations related to securities sold short	16,226		15,635
Cash collateral on securities lent	1,564		1,822
Obligations related to securities sold under repurchase agreements	64,975		51,801
Other
Derivative instruments	42,875		25,113
Acceptances	9,802		9,188
Deferred tax liabilities	34		38
Other liabilities	21,013		19,031
Other miscellaneous liabilities	73,724		53,370
Subordinated indebtedness	5,822		4,684
Equity
Contributed surplus	122		125
Retained earnings	21,726		20,972
Accumulated other comprehensive income (AOCI)	1,447		881
Total shareholders' equity	39,920		38,394
Non-controlling interests	179		186
Total equity	40,099		38,580
Total liabilities and equities	768,545		651,604
Preference shares [member]
Equity
Issued shares (Note 9)	2,825		2,825
Total equity	2,825		2,825
Common shares [member]
Equity
Issued shares (Note 9)	13,800		13,591
Total equity	$ 13,800		$ 13,591

[1]	Cash includes restricted balances of $468 million (April 30, 2020: $698 million; July 31, 2019: $476 million) and interest-bearing demand deposits with Bank of Canada.